Revenue Recognition - Summary of Significant Changes in Contract Liability Balances (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Disaggregation of Revenue [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ (755)	$ (705)	$ (1,710)	$ (2,048)
Increases due to cash received, excluding amounts recognized as revenue during the period	760	567	1,342	1,022
Transfers between current and non-current liabilities due to the expected revenue recognition period	389	193	460	697
Total increase (decrease) in contract liabilities	394	55	92	(329)
Deferred Revenue, Long-term
Disaggregation of Revenue [Line Items]
Increases due to cash received, excluding amounts recognized as revenue during the period	340	283	760	652
Transfers between current and non-current liabilities due to the expected revenue recognition period	(389)	(193)	(460)	(697)
Total increase (decrease) in contract liabilities	$ (49)	$ 90	$ 300	$ (45)